Consolidating Financial Statements Statement of Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (47,510)	$ 52,795	$ (74,626)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(6,622)	(8,602)	(10,607)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	4,248	(11,932)	(770)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(2,509)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(2,509)	1,545	4,428
Other Comprehensive Income (Loss), Net of Tax	(4,883)	(18,989)	(6,949)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(52,393)	33,806	(81,575)
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	63	0	0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(52,456)	33,806	(81,575)
Parent [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(47,510)	52,795	8,710
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(6,622)	(8,601)	(10,607)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	4,247	(11,933)	(770)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(2,509)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax		1,545	4,428
Other Comprehensive Income (Loss), Net of Tax	(4,884)	(18,989)	(6,949)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(52,394)	33,806	1,761
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	63
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(52,457)
Guarantor Subsidiaries [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	251,979	172,343	76,993
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(6,340)	(8,376)	(10,590)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(3,916)	(5,388)	5,470
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(1,447)	(731)	4,398
Other Comprehensive Income (Loss), Net of Tax	(11,703)	(14,495)	(722)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	240,276	157,848	76,271
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	63
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	240,213
Non-Guarantor Subsidiaries [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	173,731	130,887	78,224
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(5,847)	(7,380)	(15,661)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(3,916)	(10,003)	8,233
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(1,447)	(731)	4,467
Other Comprehensive Income (Loss), Net of Tax	(11,210)	(18,114)	(2,961)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	162,521	112,773	75,263
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	63
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	162,458
Consolidation, Eliminations [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(425,710)	(303,230)	(238,553)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	12,187	15,755	26,251
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	7,833	15,392	(13,703)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	2,894
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax		1,462	(8,865)
Other Comprehensive Income (Loss), Net of Tax	22,914	32,609	3,683
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(402,796)	(270,621)	(234,870)
Comprehensive (Income) Loss, Net of Tax, Attributable to Noncontrolling Interest	(126)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (402,670)